Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2019 and 2020.

	Effective Date	Termination Date	Fixed Rate (Company pays)	Floating Rate (Company Receives)	Fair Value Asset/ (Liability) December 31, 2019	Notional Amount December 31, 2019	Fair Value Asset/ (Liability) December 31, 2020	Notional Amount December 31, 2020
Swap 1	September 30, 2015	September 30, 2020	2.60%	3 month U.S. dollar LIBOR	$(37,567)	$6,816,917	—	—
Swap 2	September 30, 2015	September 30, 2020	1.69%	3 month U.S. dollar LIBOR	$4,938	$6,816,917	—	—
Swap 3	October 2, 2015	October 2, 2020	1.54%	3 month U.S. dollar LIBOR	$25,443	$8,600,000	—	—
Swap 4	November 4, 2015	August 4, 2021	1.52%	3 month U.S. dollar LIBOR	$22,838	$7,921,875	$(69,821)	$7,109,375
Swap 5	December 3, 2015	September 3, 2021	1.55%	3 month U.S. dollar LIBOR	$16,906	$7,921,875	$(71,626)	$7,109,375
Swap 6	August 16, 2017	May 16, 2025	2.12%	3 month U.S. dollar LIBOR	$(249,020)	$13,711,250	$(857,234)	$12,695,750
Swap 7	March 12, 2018	December 11, 2022	2.74%	3 month U.S. dollar LIBOR	$(419,160)	$16,765,000	$(598,572)	$14,010,000
Swap 8	April 10, 2018	December 11, 2025	2.74%	3 month U.S. dollar LIBOR	$(1,369,934)	$29,524,000	$(2,682,391)	$27,452,000
Swap 9	February 16, 2019	February 16, 2024	2.89%	3 month U.S. dollar LIBOR	$(580,136)	$13,711,250	$(961,267)	$12,695,750
Total					$(2,585,692)	$111,789,084	$(5,240,911)	$81,072,250

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,
		2019		2020
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	39,744	—	—	—
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	141,447
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	2,618,250	—	5,099,464

Total derivatives designated as hedging instruments		39,744	2,618,250	—	5,240,911

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,
		2019		2020
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current assets — Fair value of derivatives	30,381	—	—	—
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	37,567	—	—

Total derivatives not designated as hedging instruments		30,381	37,567	—	—

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		2018	2019	2020
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	—	84,966	60,954
Interest Rate Swap — Change in Fair Value	Loss on derivatives	—	(327,147)	7,186
Interest Rate Swap — Realized income/(expense)	Loss on derivatives	—	134,631	(119,116)

Total loss on derivatives		—	(107,550)	(50,976)

Derivatives designated as hedging instruments	Location of (Loss)/Gain Recognized	Year Ended December 31,
		2018	2019	2020
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	(11,982)	—	—
Interest Rate Swap — Income/(Loss) reclassified from OCI (Effective portion)	Interest and finance costs	—	67,424	(1,190,400)

Total loss on derivatives		(11,982)	67,424	(1,190,400)

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income/(loss) included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2018	617,895
Effective portion of changes in fair value of interest swap contracts	56,084

Balance, December 31, 2018	673,979
Effective portion of changes in fair value of interest swap contracts	(2,848,056)
Reclassification adjustment	(84,966)

Balance, December 31, 2019	(2,259,043)
Effective portion of changes in fair value of interest swap contracts	(2,632,826)
Reclassification adjustment	(60,954)

Balance, December 31, 2020	(4,952,823)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2019:

	Fair Value as of December 31, 2019	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	70,125	—	70,125	—
Interest Rate Swap Agreements	(2,655,817)	—	(2,655,817)	—

Total	(2,585,692)	—	(2,585,692)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2020:

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	(5,240,911)	—	(5,240,911)	—

Total	(5,240,911)	—	(5,240,911)	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

	Fair Value as of December 31, 2019	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	6,000,000	—	6,000,000	—	(993,916)

Total	6,000,000	—	6,000,000	—	(993,916)

	Fair Value as of June 30, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,000,000	—	3,000,000	—	(305,607)

Total	3,000,000	—	3,000,000	—	(305,607)

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,500,000	—	3,500,000	—	(714,895)

Total	3,500,000	—	3,500,000	—	(714,895)